Debt - Schedule of Applicable Percentages (Detail) - Prior Senior Secured Credit Facility	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Pricing Tier1
Line of Credit Facility [Line Items]
Commitment Fee	0.50%	0.50%
Pricing Tier1 | Minimum
Line of Credit Facility [Line Items]
Consolidated Leverage Ratio	375.00%	375.00%
Pricing Tier1 | Eurodollar Rate Loans And LIBOR Letter Of Credit Fee
Line of Credit Facility [Line Items]
Interest rate	4.00%	4.00%
Pricing Tier1 | Daily Floating Rate Loans
Line of Credit Facility [Line Items]
Interest rate	4.00%	4.00%
Pricing Tier1 | Rate Loans
Line of Credit Facility [Line Items]
Interest rate	3.00%	3.00%
Pricing Tier2
Line of Credit Facility [Line Items]
Commitment Fee	0.50%	0.50%
Pricing Tier2 | Minimum
Line of Credit Facility [Line Items]
Consolidated Leverage Ratio	300.00%	300.00%
Pricing Tier2 | Maximum
Line of Credit Facility [Line Items]
Consolidated Leverage Ratio	375.00%	375.00%
Pricing Tier2 | Eurodollar Rate Loans And LIBOR Letter Of Credit Fee
Line of Credit Facility [Line Items]
Interest rate	3.50%	3.50%
Pricing Tier2 | Daily Floating Rate Loans
Line of Credit Facility [Line Items]
Interest rate	3.50%	3.50%
Pricing Tier2 | Rate Loans
Line of Credit Facility [Line Items]
Interest rate	2.50%	2.50%
Pricing Tier3
Line of Credit Facility [Line Items]
Commitment Fee	0.40%	0.40%
Pricing Tier3 | Minimum
Line of Credit Facility [Line Items]
Consolidated Leverage Ratio	225.00%	225.00%
Pricing Tier3 | Maximum
Line of Credit Facility [Line Items]
Consolidated Leverage Ratio	300.00%	300.00%
Pricing Tier3 | Eurodollar Rate Loans And LIBOR Letter Of Credit Fee
Line of Credit Facility [Line Items]
Interest rate	3.00%	3.00%
Pricing Tier3 | Daily Floating Rate Loans
Line of Credit Facility [Line Items]
Interest rate	3.00%	3.00%
Pricing Tier3 | Rate Loans
Line of Credit Facility [Line Items]
Interest rate	2.00%	2.00%
Pricing Tier4
Line of Credit Facility [Line Items]
Commitment Fee	0.30%	0.30%
Pricing Tier4 | Maximum
Line of Credit Facility [Line Items]
Consolidated Leverage Ratio	225.00%	225.00%
Pricing Tier4 | Eurodollar Rate Loans And LIBOR Letter Of Credit Fee
Line of Credit Facility [Line Items]
Interest rate	2.50%	2.50%
Pricing Tier4 | Daily Floating Rate Loans
Line of Credit Facility [Line Items]
Interest rate	2.50%	2.50%
Pricing Tier4 | Rate Loans
Line of Credit Facility [Line Items]
Interest rate	1.50%	1.50%